Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income (loss)	$ 194,453	$ (5,015,911)	$ (2,465,592)
Items not involving cash
Deferred income tax (recovery)		(172,433)	259,365
Amortization (Notes 7 and 8)	277,580	203,980	241,363
Write-off of inventory (Note 6)	26,031	668,383
Write-off of property, plant and equipment (Note 7)	34,438	29,601
Write-off of intangible assets (Note 8)	328,010
Share-based expense	403,548	469,187	285,745
Bad debts (recovery)	(14,689)	82,042
Unrealized foreign exchange loss (gain)	4,257	(115,643)	(188,789)
Cash flows from (used in) operations before changes in working capital	1,253,628	(3,850,794)	(1,867,908)
Changes in non-cash working capital
Accounts receivable	(556,101)	(97,642)	1,068,643
Income tax receivable		753,223
Prepaid expenses	73,708	527,897	395,748
Inventory	291,713	567,764	775,790
Accounts payable and accrued liabilities	399,416	582,099	(275,098)
Income tax payable	(254,528)	(112,900)	(1,240,165)
Changes in non-cash working capital	(45,792)	2,220,441	724,918
Cash Provided by (Used in) Operating Activities	1,207,836	(1,630,353)	(1,142,990)
Investing Activities
Intangible assets		(353,010)	(25,000)
Proceeds from disposition of property, plant and equipment	700
Acquisition of property, plant and equipment	(371,758)	(33,336)	(35,938)
Cash Used in Investing Activities	(371,058)	(386,346)	(60,938)
Financing Activities
Issue of common shares, net of share issue costs	2,500		152,126
Cash Provided by Financing Activities	2,500		152,126
Foreign Exchange Effect on Cash	(4,257)	115,643	188,789
Inflow (Outflow) of Cash	835,021	(1,901,056)	(863,013)
Cash, Beginning of Year	411,223	2,312,279	3,175,292
Cash, End of Year	$ 1,246,244	$ 411,223	$ 2,312,279